Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Asset Management & Custody Banks-12.59%
Bank of New York Mellon Corp. (The)	1,672,570	$233,206,435
Northern Trust Corp.	1,183,577	195,822,815
State Street Corp.	1,548,737	241,045,427
		670,074,677
Consumer Finance-3.60%
Capital One Financial Corp.	1,018,187	191,347,883
Diversified Banks-40.84%
Bank of America Corp.	7,995,414	412,563,362
Citigroup, Inc.	1,807,836	227,606,552
Fifth Third Bancorp	4,026,834	201,059,801
JPMorgan Chase & Co.	1,326,739	397,106,250
KeyCorp	6,940,272	148,036,002
PNC Financial Services Group, Inc. (The)(b)	938,047	207,420,953
U.S. Bancorp	3,644,408	199,895,779
Wells Fargo & Co.	4,891,463	379,284,041
		2,172,972,740
Investment Banking & Brokerage-18.29%
Goldman Sachs Group, Inc. (The)	463,486	475,332,702
Morgan Stanley	2,392,683	497,678,064
		973,010,766
Regional Banks-24.44%
Citizens Financial Group, Inc.	2,706,900	168,531,594
East West Bancorp, Inc.	876,506	107,407,045
First Horizon Corp.	3,077,589	74,569,982
Huntington Bancshares, Inc.	11,857,391	193,986,917
M&T Bank Corp.	918,124	198,415,777
Pinnacle Financial Partners, Inc.	963,006	94,124,206
Regions Financial Corp.	5,499,922	153,997,816
Truist Financial Corp.(b)	4,039,787	194,758,131
	Shares	Value
Regional Banks-(continued)
Western Alliance Bancorporation	699,806	$55,739,548
Zions Bancorporation N.A.	941,987	58,827,088
		1,300,358,104
Total Common Stocks & Other Equity Interests (Cost $4,904,256,949)		5,307,764,170
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(c)(d) (Cost $8,226,115)	8,226,115	8,226,115
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $4,912,483,064)		5,315,990,285
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.28%
Invesco Private Government Fund, 3.58%(c)(d)(e)	4,061,047	4,061,047
Invesco Private Prime Fund, 3.75%(c)(d)(e)	10,559,652	10,561,764
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,622,811)		14,622,811
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $4,927,105,875)		5,330,613,096
OTHER ASSETS LESS LIABILITIES-(0.19)%		(10,099,027)
NET ASSETS-100.00%		$5,320,514,069

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,927,604	$170,692,775	$(167,394,264)	$-	$-	$8,226,115	$221,372
See accompanying notes which are an integral part of this schedule.

Invesco KBW Bank ETF (KBWB)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,121,444	$567,369,909	$(566,430,306)	$-	$-	$4,061,047	$389,617 *
Invesco Private Prime Fund	8,108,790	1,151,818,346	(1,149,358,396)	(676)	(6,300)	10,561,764	1,064,408 *
Total	$16,157,838	$1,889,881,030	$(1,883,182,966)	$(676)	$(6,300)	$22,848,926	$1,675,397

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E Mini Financial Select Sector Futures	74	June-2026	$11,766,185	$584,989	$584,989
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-69.96%
Asset Management & Custody Banks-16.46%
AllianceBernstein Holding L.P.	245,937	$9,134,100
Artisan Partners Asset Management, Inc., Class A	245,811	9,203,164
Blue Owl Capital Corp., BDC(b)	1,146,258	12,906,865
Blue Owl Capital, Inc.(b)	798,275	8,206,267
Carlyle Secured Lending, Inc., BDC(b)	1,277,395	13,808,640
Franklin Resources, Inc.	184,993	5,738,483
Nuveen Churchill Direct Lending Corp.	858,271	11,209,019
		70,206,538
Commercial & Residential Mortgage Finance-1.45%
UWM Holdings Corp.(b)	2,030,483	6,213,278
Life & Health Insurance-2.60%
Lincoln National Corp.	151,031	5,329,884
Prudential Financial, Inc.	57,124	5,748,959
		11,078,843
Mortgage REITs-39.00%
Adamas Trust, Inc.	1,337,667	12,306,537
AGNC Investment Corp.(b)	1,131,272	11,776,542
Annaly Capital Management, Inc.	511,810	11,183,048
Arbor Realty Trust, Inc.(b)	1,883,849	10,832,132
ARMOUR Residential REIT, Inc.(b)	882,434	15,133,743
Dynex Capital, Inc.	1,023,123	13,392,680
Franklin BSP Realty Trust, Inc.(b)	947,465	8,214,522
Invesco Mortgage Capital, Inc.(b)(c)	2,000,433	15,743,408
MFA Financial, Inc.(b)	1,390,820	13,351,872
Orchid Island Capital, Inc.(b)	2,568,209	17,412,457
PennyMac Mortgage Investment Trust(b)	1,050,875	10,992,152
Redwood Trust, Inc.(b)	1,941,922	10,525,217
Two Harbors Investment Corp.(b)	1,258,196	15,513,557
		166,377,867
Regional Banks-8.54%
First Interstate BancSystem, Inc., Class A(b)	154,954	5,516,362
Flushing Financial Corp.	364,884	5,827,198
Kearny Financial Corp.	742,223	6,115,917
Northwest Bancshares, Inc.	509,525	7,209,779
Peoples Bancorp, Inc.	155,481	5,407,629
Washington Trust Bancorp, Inc.(b)	194,825	6,345,450
		36,422,335
Transaction & Payment Processing Services-1.91%
Western Union Co. (The)(b)	1,000,657	8,135,342
Total Common Stocks & Other Equity Interests (Cost $306,273,234)		298,434,203
	Shares	Value

Closed-End Funds-29.46%
BlackRock TCP Capital Corp., BDC(b)	2,375,549	$9,145,864
CION Investment Corp., BDC(b)	616,951	4,164,419
Crescent Capital BDC, Inc. (Acquired 12/19/2025 - 05/04/2026; Cost $14,389,214)(d)	1,026,191	11,708,839
FS KKR Capital Corp., BDC(b)	1,625,049	17,664,283
Goldman Sachs BDC, Inc., BDC(b)	1,539,451	13,793,481
MidCap Financial Investment Corp., BDC(b)	1,306,412	14,213,763
New Mountain Finance Corp., BDC(b)	2,159,224	17,273,792
PennantPark Floating Rate Capital Ltd., BDC(b)	1,823,643	14,972,109
PennantPark Investment Corp., BDC(b)	1,836,639	7,181,258
Trinity Capital, Inc., BDC(b)	920,679	15,522,648
		125,640,456
Total Closed-End Funds (Cost $155,170,641)		125,640,456
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(c)(e) (Cost $950,342)	950,342	950,342
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $462,394,217)		425,025,001
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.67%
Invesco Private Government Fund, 3.58%(c)(e)(f)	36,173,318	36,173,318
Invesco Private Prime Fund, 3.75%(c)(e)(f)	94,629,187	94,648,113
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,813,825)		130,821,431
TOTAL INVESTMENTS IN SECURITIES-130.31% (Cost $593,208,042)		555,846,432
OTHER ASSETS LESS LIABILITIES-(30.31)%		(129,274,820)
NET ASSETS-100.00%		$426,571,612

Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
May 31, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$17,468,425	$4,870,332	$(6,206,540)	$238,532	$(627,341)	$15,743,408	$2,968,902
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	719,607	49,046,027	(48,815,292)	-	-	950,342	29,624
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,473,609	201,107,592	(184,407,883)	-	-	36,173,318	777,831 *
Invesco Private Prime Fund	50,585,881	373,255,185	(329,186,505)	7,407	(13,855)	94,648,113	2,121,450 *
Total	$88,247,522	$628,279,136	$(568,616,220)	$245,939	$(641,196)	$147,515,181	$5,897,807

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The value of this security at May 31, 2026 represented 2.74% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Diversified REITs-20.46%
Alpine Income Property Trust, Inc.	366,328	$7,059,140
American Assets Trust, Inc.	423,722	9,872,722
Armada Hoffler Properties, Inc.(b)	1,701,886	11,589,844
CTO Realty Growth, Inc.	475,520	9,771,936
Gladstone Commercial Corp.	913,187	11,515,288
Global Net Lease, Inc.(b)	1,016,745	9,526,901
		59,335,831
Health Care REITs-16.36%
Alexandria Real Estate Equities, Inc.	117,075	5,816,286
Chiron Real Estate, Inc.(b)	296,974	10,702,943
Community Healthcare Trust, Inc.	776,338	13,368,540
Healthpeak Properties, Inc.	463,355	8,873,248
Sila Realty Trust, Inc.	286,907	8,676,068
		47,437,085
Hotel & Resort REITs-11.44%
Apple Hospitality REIT, Inc.	758,212	11,138,134
Park Hotels & Resorts, Inc.(b)	928,059	11,257,356
RLJ Lodging Trust(b)	1,107,402	10,775,021
		33,170,511
Industrial REITs-9.73%
Americold Realty Trust, Inc.(b)	609,157	9,557,674
Innovative Industrial Properties, Inc.(b)	321,678	18,654,107
		28,211,781
Multi-Family Residential REITs-3.17%
NexPoint Residential Trust, Inc.(b)	316,700	9,203,302
Office REITs-17.57%
Douglas Emmett, Inc.(b)	922,406	10,736,806
Easterly Government Properties, Inc.(b)	394,286	9,454,978
Highwoods Properties, Inc.(b)	469,409	12,251,575
Postal Realty Trust, Inc., Class A	270,723	6,237,458
SL Green Realty Corp.(b)	270,137	12,264,220
		50,945,037
	Shares	Value
Other Specialized REITs-10.79%
EPR Properties	125,121	$7,138,153
Four Corners Property Trust, Inc.(b)	267,224	6,653,877
Gaming and Leisure Properties, Inc.	154,833	7,272,506
Millrose Properties, Inc.(b)	362,135	10,219,450
		31,283,986
Retail REITs-4.67%
FrontView REIT, Inc.(b)	371,840	6,596,442
Getty Realty Corp.(b)	213,808	6,955,174
		13,551,616
Self-Storage REITs-3.24%
National Storage Affiliates Trust	220,703	9,412,983
Single-Family Residential REITs-2.43%
UMH Properties, Inc.	469,834	7,056,907
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $267,402,852)		289,609,039
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.90%
Invesco Private Government Fund, 3.58%(c)(d)(e)	20,885,411	20,885,411
Invesco Private Prime Fund, 3.75%(c)(d)(e)	54,203,616	54,214,457
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,098,272)		75,099,868
TOTAL INVESTMENTS IN SECURITIES-125.76% (Cost $342,501,124)		364,708,907
OTHER ASSETS LESS LIABILITIES-(25.76)%		(74,698,989)
NET ASSETS-100.00%		$290,009,918

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,584,101	$(18,584,101)	$-	$-	$-	$7,827
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,446,294	$139,211,427	$(133,772,310)	$-	$-	$20,885,411	$378,796 *
Invesco Private Prime Fund	40,163,621	292,798,867	(278,744,659)	(1,537)	(1,835)	54,214,457	1,036,627 *
Total	$55,609,915	$450,594,395	$(431,101,070)	$(1,537)	$(1,835)	$75,099,868	$1,423,250

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Insurance Brokers-27.79%
Aon PLC, Class A	62,952	$19,896,609
Arthur J. Gallagher & Co.	46,277	9,306,768
Brown & Brown, Inc.	147,031	8,270,494
Marsh & McLennan Cos., Inc.	113,090	18,091,007
Ryan Specialty Holdings, Inc., Class A(b)	97,517	3,105,916
Willis Towers Watson PLC	34,600	8,638,582
		67,309,376
Property & Casualty Insurance-64.22%
Allstate Corp. (The)	49,228	10,145,398
American Financial Group, Inc.	62,640	8,130,672
American International Group, Inc.	131,190	9,738,234
Arch Capital Group Ltd.(c)	105,439	9,419,920
Assurant, Inc.	37,372	9,300,770
AXIS Capital Holdings Ltd.(b)	55,617	5,279,722
Chubb Ltd.	61,960	19,314,791
Cincinnati Financial Corp.	64,392	10,136,589
Hanover Insurance Group, Inc. (The)	26,429	4,921,080
Hartford Insurance Group, Inc. (The)	74,982	9,532,462
Mercury General Corp.	41,653	4,083,243
Progressive Corp. (The)	98,843	18,819,707
RLI Corp.	69,121	3,458,815
Selective Insurance Group, Inc.	45,180	3,909,877
Travelers Cos., Inc. (The)	68,426	19,972,865
W.R. Berkley Corp.	147,279	9,358,108
		155,522,253
Reinsurance-7.85%
Everest Group Ltd.	30,368	9,840,143
RenaissanceRe Holdings Ltd. (Bermuda)(b)	32,698	9,166,884
		19,007,027
Total Common Stocks & Other Equity Interests (Cost $259,334,006)		241,838,656
	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $249,489)	249,489	$249,489
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $259,583,495)		242,088,145
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.37%
Invesco Private Government Fund, 3.58%(d)(e)(f)	923,585	923,585
Invesco Private Prime Fund, 3.75%(d)(e)(f)	2,404,001	2,404,482
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,328,067)		3,328,067
TOTAL INVESTMENTS IN SECURITIES-101.33% (Cost $262,911,562)		245,416,212
OTHER ASSETS LESS LIABILITIES-(1.33)%		(3,231,040)
NET ASSETS-100.00%		$242,185,172

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$331,630	$6,429,309	$(6,511,450)	$-	$-	$249,489	$8,086
See accompanying notes which are an integral part of this schedule.

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$946,541	$40,265,235	$(40,288,191)	$-	$-	$923,585	$38,381 *
Invesco Private Prime Fund	2,464,132	94,869,368	(94,927,955)	(55)	(1,008)	2,404,482	100,332 *
Total	$3,742,303	$141,563,912	$(141,727,596)	$(55)	$(1,008)	$3,577,556	$146,799

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,307,764,170	$-	$-	$5,307,764,170
Money Market Funds	8,226,115	14,622,811	-	22,848,926
Total Investments in Securities	5,315,990,285	14,622,811	-	5,330,613,096
Other Investments - Assets*
Futures Contracts	584,989	-	-	584,989
Total Investments	$5,316,575,274	$14,622,811	$-	$5,331,198,085
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$298,434,203	$-	$-	$298,434,203
Closed-End Funds	125,640,456	-	-	125,640,456
Money Market Funds	950,342	130,821,431	-	131,771,773
Total Investments	$425,025,001	$130,821,431	$-	$555,846,432
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$289,609,039	$-	$-	$289,609,039
Money Market Funds	-	75,099,868	-	75,099,868
Total Investments	$289,609,039	$75,099,868	$-	$364,708,907
Invesco KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$241,838,656	$-	$-	$241,838,656
Money Market Funds	249,489	3,328,067	-	3,577,556
Total Investments	$242,088,145	$3,328,067	$-	$245,416,212

*	Unrealized appreciation (depreciation).